Warrants and Options (Details 4) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jul. 12, 2011	Jun. 30, 2012 Dr. Louis Aronne - director [Member]	Dec. 31, 2011 Dr. Louis Aronne - director [Member]	Jun. 30, 2012 Dr. Louis Aronne - scientific advisory board [Member]	Jun. 30, 2012 Dr. Robert Hariri - director [Member]	Dec. 31, 2011 Dr. Robert Hariri - director [Member]	Jun. 30, 2012 Dr. Peter Diamandis - director [Member]	Dec. 31, 2011 Dr. Peter Diamandis - director [Member]	Jun. 30, 2012 Dr.Buzz Aldrin - director [Member]	Dec. 31, 2011 Dr. Louis Aronne - medical advisory board [Member]
Options issued to purchase restricted common stock to directors and medical advisory board members
Number of Options/Warrants, Granted			250,000	250,000	500,000	250,000	250,000	250,000	250,000	250,000	500,000
Exercise Price	$ 0.20		$ 0.64	$ 0.64	$ 0.64	$ 0.69	$ 0.69	$ 0.45	$ 0.45	$ 0.14	$ 0.64
Expected Term		3 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years	10 years